Warrant Liabilities - Schedule of Fair Value of Warrant Estimated on its Grant Date Using the Black Scholes Option Pricing Model (Details)				12 Months Ended
		May 29, 2024 $ / shares	May 29, 2024 SFr / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 SFr / shares	Dec. 31, 2023	Dec. 31, 2022
Fair value of Warrant Option Pricing model [Line items]
Expected volatility	[1]						96.30%
Expected term	[2]					6 years 3 months	2 years 6 months
Risk-free interest rate	[3],[4]						0.70%
Divdend yield				0.00%	0.00%	0.00%	0.00%
Black-Scholes option-pricing model
Fair value of Warrant Option Pricing model [Line items]
Share price on valuation date | (per share)		$ 11.93	SFr 10.88	$ 17	SFr 15.38
Expected volatility	[5]	85.56%	85.56%	94.32%	94.32%
Expected term	[6]	3 years 6 months	3 years 6 months	3 years 2 months 15 days	3 years 2 months 15 days
Risk-free interest rate	[7]	4.75%	4.75%	4.28%	4.28%
Divdend yield		0.00%	0.00%	0.00%	0.00%

[1]	The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company's industry.
[2]	The expected term represents the period that share-based awards are expected to be outstanding.
[3]	Following the NASDAQ U.S. listing in 2023, the equity award exercise price is now denominated in USD and the applicable risk-free interest rate has been adjusted accordingly.
[4]	The risk-free interest rates in 2023 and 2024 are based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected term. Prior to 2023, the risk-free interest rate was based on Switzerland Short-Term Government Bonds with maturities approximately equal to the expected term.
[5]	The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.
[6]	The expected term represents the period that the Blackrock Warrant is expected to be outstanding.
[7]	The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected terms